Fees and Expenses	Apr. 28, 2025
Partners Fund Summary
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table shows the fees and expenses you may pay to buy, hold and sell shares of the Partners Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Transaction Fees and Expenses
(sales charges or loads) (fees paid directly from your investment)	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
12b-1 Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.97%
Expense Reimbursement(1)	(0.18)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.79%

(1)	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.79% of average net assets per year. This agreement is in effect through at least April 30, 2026 and may not be terminated before that date without Board approval.

Expense Example Narrative [Text Block]

Example of Fund Expenses. This example helps compare the cost of investing in the Partners Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and that fund operating expenses are equal to the total annual fund operating expenses after expense reimbursement shown in the table through April 30, 2026, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower than those shown.

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$81	$291	$519	$1,173

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	38.00%
Small-Cap Fund Summary
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table shows the fees and expenses you may pay to buy, hold and sell shares of the Small-Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Transaction Fees and Expenses
(sales charges or loads) (fees paid directly from your investment)	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.88%
12b-1 Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.04%
Expense Reimbursement(1)	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%

(1)	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.95% of average net assets per year. This agreement is in effect through at least April 30, 2026 and may not be terminated before that date without Board approval.

Expense Example Narrative [Text Block]

Example of Fund Expenses. This example helps compare the cost of investing in the Small-Cap Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and that Fund operating expenses are equal to the total annual fund operating expenses after expense reimbursement shown in the table through April 30, 2026, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower than those shown.

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$97	$322	$565	$1,263

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
International Fund Summary
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table shows the fees and expenses you may pay to buy, hold and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Transaction Fees and Expenses
(sales charges or loads) (fees paid directly from your investment)	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.04%
12b-1 Fees	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.21%
Expense Reimbursement(1)	(0.16)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%

(1)	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.05% of average net assets per year. This agreement is in effect through at least April 30, 2026 and may not be terminated before that date without Board approval.

Expense Example Narrative [Text Block]

Example of Fund Expenses. This example helps compare the cost of investing in the International Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in fund expenses. Your actual costs may be higher or lower than those shown.

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$107	$368	$650	$1,452

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	39.00%
Global Fund Summary
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table shows the fees and expenses you may pay to buy, hold and sell shares of the Global Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Transaction Fees and Expenses
(sales charges or loads) (fees paid directly from your investment)	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.13%
12b-1 Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.29%
Expense Reimbursement(1)	(0.24)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%

(1)	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.05% of average net assets per year. This agreement is in effect through at least April 30, 2026 and may not be terminated before that date without Board approval.

Expense Example Narrative [Text Block]

Example of Fund Expenses. This example helps compare the cost of investing in the Global Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in fund expenses. Your actual costs may be higher or lower than those shown.

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$107	$385	$685	$1,535

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	62.00%